GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 1,190,125	$ 361,732	$ 6,860,049	$ 4,521,663
Working capital deficit	$ 38,000		$ 400,000